SHORT-TERM INVESTMENTS (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
SHORT-TERM INVESTMENTS
Term deposits	$ 4,150,487	$ 7,084,482
Redeemable short - term investment certificates ("RSTICs")	763,895	1,533,904
Total	$ 4,914,382	$ 8,618,386